Statement of Cash Flows	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Statement of Cash Flows

33. Statement of cash flows

The cash funds correspond to cash and cash equivalents as of the reporting date, comprising primarily cash on hand and bank balances.

The reconciliation of liabilities to the cash flows from financing activities required to be disclosed in accordance with IAS 7.44 is as follows:

		Cash Changes		Non-cash changes
€ thousand	Balance as of Jan. 1, 2023	Inflows	Outflows	Additions	Disposals	Financial income	Financial costs	FX	Balance as of Dec. 31, 2023
Loans and borrowings	14,440	67,723	(20,236)	0	(1,179)	0	2,234	(200)	62,782
Lease liabilities	8,942	0	(2,264)	21,603	(2,923)	0	0	(84)	25,273
Other financial liabilities	339	0	(98)	1,514	0	(567)	23	(4)	1,208
Total	23,721	67,723	(22,598)	23,118	(4,102)	(567)	2,257	(288)	89,263

		Cash Changes		Non-cash changes
€ thousand	Balance as of Jan. 1, 2022	Inflows	Outflows	Additions	Unpaid interest	FX	Balance as of Dec. 31, 2022
Loans and borrowings	0	13,110	0	0	1,330	0	14,440
Lease liabilities	9,027	0	(1,713)	1,439	6	183	8,942
Other financial liabilities	37	420	(137)	15	4	0	339
Total	9,064	13,530	(1,850)	1,454	1,340	183	23,721

		Cash Changes		Non-cash changes
€ thousand	Balance as of Jan. 1, 2021	Inflows	Outflows	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2021
Loans and borrowings	0	7,500	(7,500)	0	0	0	0
Lease liabilities	7,956	0	(1,056)	1,951	0	176	9,027
Other financial liabilities	0	0	0	37	0	0	37
Total	7,956	7,500	(8,556)	1,988	0	176	9,064